SEGMENT AND GEOGRAPHICAL INFORMATION (Tables)	6 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
Schedule of Operating Results by Segment

		Airport	Other Aviation	Authentication
	Corporate	Security	Services	Technology	Total

Six months ended June 30, 2023:
Revenue	$-	$146,837	$31,328	$26,243	$204,408
Depreciation and amortization	4	435	153	730	1,322
Net income (loss)	(1,554)	(2,556)	(422)	3,192	(1,340)
Total assets	$7,144	$86,035	$24,508	$67,889	$185,576

Six months ended June 30, 2022:
Revenue	$-	$107,237	$23,954	$24,820	$156,011
Depreciation and amortization	41	391	75	610	1,117
Net income (loss)	(1,198)	1,943	(667)	(123)	(45)
Total assets	$10,108	$78,872	$27,034	$70,459	$186,473